ORGANIZATION AND BASIS OF PRESENTATION - NARRATIVE (Details) service_professional in Thousands, project in Millions	12 Months Ended
Dec. 31, 2019 service_category project service_professional
Noncontrolling Interest [Line Items]
Number of service categories | service_category	500
Number of service professionals | service_professional	250
Number of projects | project	25
ANGI Homeservices
Noncontrolling Interest [Line Items]
Ownership interest (as a percent)	84.10%
Voting interest (as a percent)	98.10%